Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash Flows From Operating Activities
Net income (loss)	$ 604.3	$ (347.0)	$ (84.9)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation and amortisation	65.2	62.9	61.7
Deferred income taxes	11.3	(21.9)	19.2
Pension cost		1.3	0.1
Stock-based compensation	7.8	9.1	7.7
Asbestos adjustments	15.8	85.8	224.2
Tax benefit from stock options exercised		(0.4)	(0.9)
Impairment charge	14.3
Changes in operating assets and liabilities:
Restricted cash and cash equivalents	(59.1)	63.3	14.9
Restricted short-term investments	(0.1)	9.7	54.4
Payment to the AICF	(51.5)	(63.7)
Accounts and other receivables	2.2	24.9	(30.1)
Inventories	(26.7)	(8.1)	(12.2)
Prepaid expenses and other assets	19.2	6.3	(48.1)
Insurance receivable - Asbestos	25.0	22.9	14.4
Accounts payable and accrued liabilities	87.4	(7.7)	35.4
Asbestos liability	(106.3)	(97.8)	(91.0)
Deposit with Australian Taxation Office		254.3	(29.3)
Australian Taxation Office - amended assessment	(197.4)	190.4
Other accrued liabilities	(24.2)	(37.1)	47.6
Net cash provided by operating activities	387.2	147.2	183.1
Cash Flows From Investing Activities
Purchases of property, plant and equipment	(35.8)	(50.3)	(50.5)
Proceeds from sale of property, plant and equipment	0.3	0.7
Deposit on acquisition	(14.4)
Net cash used in investing activities	(49.9)	(49.6)	(50.5)
Cash Flows From Financing Activities
Repayments of short-term borrowings			(93.3)
Proceeds from long-term borrowings	160.0	460.0	274.0
Repayments of long-term borrowings	(219.0)	(555.0)	(350.7)
Proceeds from issuance of shares	11.0	4.9	10.1
Tax benefit from stock options exercised		0.4	0.9
Common stock repurchased and retired	(19.0)
Dividends paid	(17.4)
Net cash used in financing activities	(84.4)	(89.7)	(159.0)
Effects of exchange rate changes on cash	(6.1)	(8.5)	3.2
Net increase (decrease) in cash and cash equivalents	246.8	(0.6)	(23.2)
Cash and cash equivalents at beginning of period	18.6	19.2	42.4
Cash and cash equivalents at end of period	265.4	18.6	19.2
Components of Cash and Cash Equivalents
Cash at bank and on hand	256.1	9.5	13.1
Short-term deposits	9.3	9.1	6.1
Cash and cash equivalents at end of period	265.4	18.6	19.2
Supplemental Disclosure of Cash Flow Activities
Cash paid during the year for interest, net of amounts capitalised	11.2	9.1	7.4
Cash paid during the year for income taxes, net	$ 29.5	$ 38.7	$ 48.5